Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,599,769,050
Previously Paid Amount	0
Total Fee Amount	3,673,428.11
Total Offset Amount	0
Net Fee	$ 3,673,428.11